      As filed with the Securities and Exchange Commission on June 8, 2001


                                        Registration No. 333-48620/811-7843
===============================================================================

                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



         Pre-Effective Amendment No. ___ Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)



                Exact Name of Registrant as Specified in Charter:
                            MUTUAL FUND SELECT GROUP


                         Area Code and Telephone Number:
                                 1-800-348-4782



                     Address of Principal Executive Offices:
                                522 Fifth Avenue
                               New York, NY 10036


                     Name and Address of Agent for Service:
                                  LISA HURLEY
                          c/o BISYS Fund Services, Inc.
                                3435 Stelzer Road
                               Columbus, OH 43219

                                   Copies to:


Joseph J. Bertini, Esq.          Sarah E. Cogan, Esq.          John E. Baumgardner, Jr., Esq.
c/o J.P. Morgan Fleming          Simpson Thacher & Bartlett    Sullivan & Cromwell
Asset Management (USA)Inc.       425 Lexington Avenue          125 Broad Street
522 Fifth Avenue                 New York, NY  10017           New York, NY 10004
New York, NY  10036


===============================================================================

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                                EXPLANATORY NOTE

     The combined prospectus/proxy statement and statement of additional information included in Registrant's filing pursuant to Rule 497 on December 13, 2000 are incorporated herein by reference.


                                  FORM N-14

                         PART C - OTHER INFORMATION


     Item 15. Indemnification.

          ---------------

     Reference is hereby made to Article V of the Registrant's Declaration of Trust.

     The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

     Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

     Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement;
(ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and

                                   Part C-1

Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


     Item 16. Exhibits.

          ---------------

     1     Declaration of Trust. (1)

     2     By-laws. (1)

     3     None


     4 Plan of Reorganization filed as Appendix A to the Combined Prospectus/Proxy Statement. (3)


     5     Declaration of Trust and By-laws. (1)

     6(a)  Form of Investment Advisory Agreement. (3)

     6(b) Form of Investment Sub-Advisory Agreement between The Chase Manhattan Bank and Chase Asset Management, Inc. (3)

     7     Distribution and Sub-Administration Agreement dated August 21, 1995.
           (3)

     8     (a) Retirement Plan for Eligible Trustees. (3)

     8     (b) Deferred Compensation Plan for Eligible Trustees. (3)

     9     Form of Custodian Agreement. (1)

     10    None

                                    Part C-2

     11    None


     12 Opinion and Consent of Simpson Thacher & Bartlett as to Tax Consequences filed herewith.

     13(a) Form of Transfer Agency Agreement. (1)

     13(b) Form of Shareholder Servicing Agreement. (1)


     13(c) Form of Administration Agreement. (1)


     14    Consent of PricewaterhouseCoopers LLC. (3)

     15    None

     16    None



     17(a) Form of Proxy Card.(3)


     17(b) Prospectus for Chase Vista Select Intermediate Bond Fund. (3)


     17(c) Prospectus for Chase Intermediate Term Bond Fund. (3)


     17(d) Statement of Additional Information of MFSG. (3)


     17(e) Statement of Additional Information of MFIT. (3)


     17(f) Annual Report to Shareholders of Chase Vista Select Intermediate
           Bond Fund dated October 31, 1999. (3)


     17(g) Annual Report to Shareholders of Chase Intermediate Term Bond Fund dated December 31, 1999. (3)


     17(h) Semi-Annual Report to Shareholders of Chase Vista Select Intermediate
           Bond Fund dated April 30, 2000. (3)


     17(i) Semi-Annual Report to Shareholders of Chase Intermediate Term Bond
           Fund dated June 30, 2000. (3)



---------------


     (1) Filed as an Exhibit to the Registration Statement on Form N-1A on October 2, 1996.


     (2) Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A on November 15, 1996.


     (3) Filed as an Exhibit to the Registration Statement on Form N-14 on October 25, 2000.

                                    Part C-3

     Item 17. Undertakings.

          ---------------

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1), above, will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                    Part C-4

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all requirements for effectiveness pursuant to 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 8th day of June, 2001.




     MUTUAL FUND SELECT GROUP


     Registrant


     By: /s/ Fergus Reid, III
        ---------------------------------
        Fergus Reid, III
        Chairman



     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on June 8, 2001.



/s/ Fergus Reid, III                               Chairman and Trustee
--------------------------------------------
Fergus Reid, III

                  *                                President and Trustee
--------------------------------------------
H. Richard Vartabedian

                  *                                Trustee
--------------------------------------------
William J. Armstrong

                  *                                Trustee
--------------------------------------------
John R. H. Blum

                  *                                Trustee
--------------------------------------------
Stuart W. Cragin, Jr.

                  *                                Trustee
--------------------------------------------
Roland R. Eppley, Jr.

                  *                                Trustee
--------------------------------------------
Joseph J. Harkins


                  *                                Trustee
--------------------------------------------
Sarah E. Jones

                  *                                Trustee
--------------------------------------------
W.D. MacCallan

                  *                                Trustee
--------------------------------------------
George E. McDavid

                  *                                Trustee
--------------------------------------------
W. Perry Neff

                  *                                Trustee
--------------------------------------------
Leonard M. Spalding, Jr.

                  *                                Trustee
--------------------------------------------
Irv Thode

                  *                                Trustee
--------------------------------------------
Richard E. Ten Haken

     /s/ Martin R. Dean
--------------------------------------------
Martin R. Dean                                     Treasurer and
                                                   Principal Financial Officer

     /s/ Martin R. Dean                            Attorney in Fact*
--------------------------------------------
Martin R. Dean


                                    EXHIBITS

ITEM      DESCRIPTION


(12)      Opinion and Consent of Simpson Thacher & Bartlett as to
          Tax Consequences.